Equity (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Equity [Abstract]
Issued as at April 01	183,332,460	182,835,369
Issued for cash	249,998,963	0
Exercise of share options	770,976	497,091
Issued as at March 31	434,102,399	183,332,460
Value	₨ 4,353,846	₨ 1,846,146